Stock Based Compensation	3 Months Ended
Jan. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

3.         STOCK BASED COMPENSATION

We maintain stock equity incentive plans under which we may grant non-qualified stock options, stock appreciation rights, stock awards, performance awards, or stock units to employees, directors and consultants.

Stock Option Compensation Expense

We account for stock options granted to employees and directors using the accounting guidance in ASC 718 “Stock Compensation” (“ASC 718”).  In accordance with ASC 718, we estimate the fair value of service based stock options on the date of grant, and performance based options when the achievement is considered probable, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we use a Monte Carlo Simulation in estimating the fair value at grant date. We recognize compensation expense for stock option awards over the requisite or implied service period of the grant.  We recorded stock-based compensation expense of approximately $72,000 and $79,000, related to stock options granted to employees and directors during the three-month periods ended January 31, 2013 and 2012, respectively.

In addition, we recorded stock-based compensation cost during the three months ended January 31, 2013 and 2012 of approximately $401,000 and $2,000, respectively, related to the amortization of compensation cost for stock options granted to employees and directors in prior periods but not yet vested.  As of January 31, 2013, there was unrecognized compensation cost related to non-vested share-based compensation arrangements for stock options granted to employees and directors, related to service based options of approximately $2,305,000 which will be recognized over a weighted-average period of 2.5 years, related to options subject to market conditions of approximately $1,201,000 which will be recognized over a weighted-average period of 1.7 years and related to performance based options of approximately $795,000.  As of January 31, 2013, we have not recognized any compensation cost related to performance based options as achievement was not considered probable.

          We account for stock options granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”).  In accordance with ASC 505-50, we estimate the fair value of service based stock options at each reporting period, and performance based options at each reporting period when the achievement is considered probable, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we estimate the fair value at each reporting period using a Monte Carlo Simulation.  We did not issue any stock options to consultants during the three-month periods ended January 31, 2013 and 2012.

         We recorded consulting expense during the three months ended January 31, 2013 and 2012 of approximately $242,000 and $-0-, respectively, related to stock options granted in prior periods but not yet vested.  As of January 31, 2013, there was unrecognized consulting expense related to non-vested share-based compensation arrangements for stock options granted to consultants, related to service based options of approximately $1,405,000 which will be recognized over a weighted-average period of 2.7 years, related to options subject to market conditions of approximately $881,000 which will be recognized over a weighted-average period of 2.1 years and related to performance based options of approximately $530,000.  As of January 31, 2013, we have not recognized any compensation cost related to performance based options as achievement was not considered probable.

Fair Value Determination

In September 2012 we instituted changes to our operations as more fully described in Note 1.  Prior to that date we separated the individuals we granted stock options to into three relatively homogenous groups, based on exercise and post-vesting employment termination behaviors.  To determine the weighted average fair value of stock options on the date of grant, we took a weighted average of the assumptions used for each of these groups.  Subsequent to that date individuals are included in a single group.  The fair value of stock options granted to consultants is determined on an individual basis.  The stock options we granted during the three months ended January 31, 2013 consisted of awards of options with 5-year terms, which vest over one year or options with 10-year terms which vest in three annual installments commencing November 30, 2013.  The stock options we granted during the three months ended January 31, 2012 consisted of awards of options with 10-year terms which vested immediately.

The following weighted average assumptions were used in estimating the fair value of stock options granted during the three months ended January 31, 2013 and 2012.

	For the Three Months Ended January 31,
	2013	2012
Weighted average fair value at grant date	$ .17	$ 0.08
Valuation assumptions:
Expected life ( years)	5.12	1.6
Expected volatility	115.7%	124%
Risk-free interest rate	.58%	.20%
Expected dividend yield	0	0

We use the Black-Scholes pricing model in estimating the fair value of stock options which vest over a specific period of time or upon achieving cash milestones.  The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.  For options granted prior to the change in our operations in September 2012, actual historical performance was used for awards exercised or cancelled.  For awards that remained unexercised and outstanding, even exercise over the remaining contractual term was assumed.  Each category was weighted for its relative size in the population and was then multiplied by the indicated expected term for each category to arrive at the expected term for the population.  For options granted subsequent to the changes in our operations during the fourth quarter of fiscal 2012, we used the simplified method to determine expected term.  The simplified method was adopted since we do not believe that historical experience is representative of future performance because of the impact of the changes in our operations and the change in terms from historical options which vested immediately to terms including vesting periods of up to three years.

Under the Black-Scholes pricing model we estimated the expected volatility of our shares of common stock based upon the historical volatility of our share price over a period of time equal to the expected term of the options.  We estimated the risk-free interest rate based on the implied yield available on the applicable grant date of a U.S. Treasury note with a term equal to the expected term of the underlying grants.  We made the dividend yield assumption based on our history of not paying dividends and our expectation not to pay dividends in the future.

For options vesting if the trading price of the Company’s common stock exceeds two separate price targets we used a Monte Carlo Simulation in estimating the fair value.

Under ASC 718, the amount of stock-based compensation expense recognized is based on the portion of the awards that are ultimately expected to vest.  Accordingly, if deemed necessary, we reduce the fair value of the stock option awards for expected forfeitures, which are forfeitures of the unvested portion of surrendered options.  Based on our historical experience we have not reduced the amount of stock-based compensation expenses for anticipated forfeitures.

We will reconsider use of the Black-Scholes pricing model if additional information becomes available in the future that indicates another model would be more appropriate.  If factors change and we employ different assumptions in the application of  ASC 718 in future periods, the compensation expense that we record under ASC 718 may differ significantly from what we have recorded in the current period.

Stock Option Activity

During the three-month periods ended January 31, 2013 and 2012, we granted options to employees and directors to purchase 1,180,000 and 950,000 shares, respectively, of common stock at weighted average exercise prices of $0.21 and $0.15 per share, respectively, pursuant to the CopyTele, Inc. 2010 Share Incentive Plan (the "2010 Share Plan).  During the three-month periods ended January 31, 2013 and 2012, stock options to purchase -0- shares and 950,000 shares, respectively, of common stock were exercised with aggregate proceeds of approximately $-0- and $148,000, respectively.

Stock Option Plans

As of January 31, 2013, we have two stock option plans:  the CopyTele, Inc. 2003 Share Incentive Plan (the "2003 Share Plan") and the 2010 Share Plan, which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

The 2003 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2003 Share Plan is 70,000,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date.  As of January 31, 2013, the 2003 Share Plan had 489,745 shares available for future grants.  Information regarding the 2003 Share Plan for the three months ended January 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2012	16,350,045	$ 0.72
Forfeited	(441,200)	$ 0.83
Options Outstanding at January 31, 2013	15,908,845	$ 0.71	$ 185,000
Options Exercisable at January 31, 2013	15,848,845	$ 0.71	$ 175,000

The following table summarizes information about stock options outstanding under the 2003 Share Plan as of January 31, 2013:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.07 - $0.37	2,070,000	3.72	$0.15	2,010,000	3.69	$0.16
$0.43 - $0.70	5,384,770	2.70	$0.60	5,384,770	2.70	$0.60
$0.74 - $0.92	6,199,075	3.52	$0.85	6,199,075	3.52	$0.85
$1.04 - $1.46	2,255,000	2.98	$1.10	2,255,000	2.98	$1.10

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2010 Share Plan was initially 15,000,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock that may be granted to 27,000,000 shares, and on August 29, 2012, the maximum number of shares was further increased to 30,000,000 shares. Current and future non-employee directors are automatically granted nonqualified stock options to purchase up to 60,000 shares of common stock upon their initial election to the Board of Directors and 60,000 shares of common stock at the time of each subsequent annual meeting of our shareholders at which they are elected to the Board of Directors.  The 2010 Share Plan was administered by the Stock Option Committee through August 2012, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option. The exercise price with respect to all of the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of January 31, 2013, the 2010 Share Plan had 1,075,020 shares available for future grants.  Information regarding the 2010 Share Plan for the three months ended January 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2012	2,820,000	$0.25
Granted	180,000	$0.20
Options Outstanding at January 31, 2013	3,000,000	$0.24	$76,000
Options Exercisable at January 31, 2013	2,000,000	$0.26	$51,000

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of January 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.12 - $0.37	3,000,000	6.47	$0.24	2,000,000	5.47	$0.26

In addition to options granted under the 2003 Share Plan and the 2010 Share Plan, in September 2012, the Board of Directors approved the grant of stock options to purchase 41,500,000 shares and, during the three months ended January 31, 2013, the Board of Directors approved the grant of stock options to purchase 1 million shares.

Of the stock options granted in September 2012, nonqualified options to purchase 40,000,000 shares were issued to our new executive team, consisting of 16,000,000 stock options issued to our new President and Chief Executive Officer, 8,000,000 stock options issued to our new Senior Vice President of Engineering and 16,000,000 stock options issued to a new strategic advisor to the Company.  These stock options have an exercise price of $0.2175 (the average of the high and the low sales price of the common stock on the trading day immediately preceding the approval of such options by the Board of Directors) and have a term of ten years.  Half of these stock options vest in 36 equal monthly installments commencing on October 31, 2012, provided that if the grantees are terminated by the Company without cause, an additional 12 months of vesting will be accelerated and such accelerated options will become immediately exercisable.  The balance of the stock options will vest in three equal installments upon achievement of a cash milestone and two stock price targets.   As of January 31, 2013, we have not recognized any compensation cost related to cash milestone based options as achievement was not considered probable.  As of January 31, 2013, 2,222,240 of these stock options were exercisable with an aggregate intrinsic value of approximately $50,000.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The remaining nonqualified  stock options granted in September 2012 to purchase 1.5 million shares consisted of grants of 750,000 stock options to our Chairman in compensation for his service as interim Chief Executive Officer of the Company and as compensation for his prior service as a director, and 750,000 stock options to a director in compensation for his service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.2225 (the average of the high and low sales price on September 21, 2012).  The options vest in 3 equal annual installments of 250,000 commencing on September 21, 2012 and have a term of ten years.   As of January 31, 2013, 500,000 options were exercisable with an aggregate intrinsic value of approximately $9,000.  These stock options otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

During the three months ended January 31, 2013, nonqualified stock options to purchase 1 million shares were granted to a director as additional compensation for service in recruiting the Company’s new management team.  These stock options have an exercise price of $0.211 (the average of the high and low sales price on November 30, 2012 and vest 333,334 shares upon grant and 333,333 shares in two annual installments commencing November 30, 2014.  The intrinsic value of these options as of January 31, 2013 was approximately $10,000.  These stock options have a term of ten years and otherwise have the same terms and conditions as options granted under the Company’s 2010 Share Incentive Plan.

The following table summarizes information about the above stock options outstanding that were not granted under the 2003 Share Plan or the 2010 Share Plan as of January 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.21 - $0.22	42,500,000	9.64	$0.22	3,055,574	9.66	$0.22

Stock Awards

We account for stock awards granted to employees and consultants based on their grant date fair value, in accordance with ASC 718 and ASC 505-50, respectively.  During the three-month periods ended January 31, 2013 and 2012, we issued -0- shares and 3,083,620 shares, respectively, of common stock to certain employees for services rendered, principally in lieu of cash compensation, pursuant to the 2010 Share Plan and the 2003 Share Plan.  We recorded compensation expense for the three-month periods ended January 31, 2013 and 2012, of approximately $-0- and $406,000, respectively, for the shares of common stock issued to employees.  In addition, during the three-month periods ended January 31, 2013 and 2012, we issued 125,000 shares and 290,470 shares, respectively, of common stock to consultants for services rendered pursuant to the 2010 Share Plan and the 2003 Share Plan.  We recorded consulting expense for the three-month periods ended January 31, 2013 and 2012 of approximately $26,000 and $37,000, respectively for the shares of common stock issued to consultants.